Annual Total Returns[BarChart] - The Hartford Municipal Opportunities Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.94%	10.57%	(2.81%)	8.02%	3.34%	(0.29%)	5.25%	1.36%	7.39%	4.27%